DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Derivative Instrument Detail [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
        The following tables present the gross fair value and notional amounts of the Company's derivative financial instruments as of December 31, 2012. The Company's Linked Transactions are evaluated on a combined basis.

	December 31, 2012
	Derivative Assets		Derivative Liabilities
	Fair value	Notional	Fair value	Notional
Interest rate swaps	$—	—	$(283,754)	35,000,000
Swaptions	12,062	5,000,000	—	—
Linked transactions	8,612,753	—	—	—
Total	$8,624,815	5,000,000	$(283,754)	35,000,000

The following tables present the gross fair value and notional amounts of the Company’s derivative financial instruments as of September 30, 2013 and December 31, 2012. The Company’s Linked Transactions are evaluated on a combined basis.

	September 30, 2013
	Derivative Assets		Derivative Liabilities
	Fair value	Notional	Fair value	Notional
Interest rate swaps	$-	-	$(4,630,242)	338,000,000
Swaptions	1,541,494	25,000,000	-	-
Futures	120,313	20,000,000	-	-
Linked transactions	23,205,354	-	-	-
Total	$24,867,161	45,000,000	$(4,630,242)	338,000,000

	December 31, 2012
	Derivative Assets		Derivative Liabilities
	Fair value	Notional	Fair value	Notional
Interest rate swaps	$-	-	$(283,754)	35,000,000
Swaptions	12,062	5,000,000	-	-
Linked transactions	8,612,753	-	-	-
Total	$8,624,815	5,000,000	$(283,754)	35,000,000

Derivatives Instruments Average Fixed Pay Rate And Average Maturity [Table Text Block]
The following tables present the average fixed pay rate and average maturity for the Company’s interest rate swaps (excludes interest rate swaptions) as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Notional	Fair	Fixed Pay	Maturity	Forward
Current Maturity Date	Amount	Value	Rate	Years	Starting
3 years or less	$35,000,000	$(149,933)	0.66%	2.4	0.0%
Greater than 5 years and less than 7 years	151,000,000	(1,914,141)	1.66%	4.9	0.0%
Greater than 7 years and less than 10 years	95,000,000	(1,599,897)	2.85%	7.9	100.0%
Greater than 10 years	57,000,000	(966,271)	3.29%	10.9	100.0%
Total	$338,000,000	$(4,630,242)	2.17%	6.5	45.0%

	December 31, 2012
	Notional	Fair	Fixed Pay	Maturity	Forward
Current Maturity Date	Amount	Value	Rate	Years	Starting
3 years or less	$15,000,000	$(53,437)	0.51%	2.6	0.0%
Greater than 3 years and less than 5 years	20,000,000	(230,317)	0.78%	3.5	0.0%
Total	$35,000,000	$(283,754)	0.66%	3.1	0.0%

Schedule of Derivative Instruments [Table Text Block]
The below tables provide a reconciliation of these assets and liabilities that are subject to Master Agreements or similar agreements and can be potentially offset on the Company’s condensed consolidated balance sheets as of September 30, 2013 and December 31, 2012:

	September 30, 2013
				Gross amounts not offset
				in the Balance Sheet (1)
			Net amounts
	Gross amounts	Gross amounts	of assets		Cash collateral
	of recognized	offset in the	presented in the	Financial	(Received)/	Net
Description	assets	Balance Sheet	Balance Sheet	instruments	Pledged	amount
Linked transactions(2)	$65,825,235	$(42,619,881)	$23,205,354	$(23,205,354)	$-	$-
Swaptions	1,541,494	-	1,541,494	-	-	1,541,494
Futures	120,313	(120,313)	-	-	-	-
Total	$67,487,042	$(42,740,194)	$24,746,848	$(23,205,354)	$-	$1,541,494

	September 30, 2013
				Gross amounts not offset
				in the Balance Sheet (1)
			Net amounts
	Gross amounts	Gross amounts	of liabilities		Cash collateral
	of recognized	offset in the	presented in the	Financial	(Received)/	Net
Description	liabilities	Balance Sheet	Balance Sheet	instruments	Pledged	amount
Repurchase agreements	$(377,044,000)	$-	$(377,044,000)	$377,044,000	$-	$-
Linked transactions(2)	(42,619,881)	42,619,881	-	-	-	-
Interest rate swaps	(4,630,242)	-	(4,630,242)	-	4,630,242	-
Futures	-	120,313	120,313	-	(120,313)	-
Total	$(424,294,123)	$42,740,194	$(381,553,929)	$377,044,000	$4,509,929	$-

	December 31, 2012
				Gross amounts not offset
				in the Balance Sheet (1)
			Net amounts
	Gross amounts	Gross amounts	of assets		Cash collateral
	of recognized	offset in the	presented in the	Financial	(Received)/	Net
Description	assets	Balance Sheet	Balance Sheet	instruments	Pledged	amount
Linked transactions(2)	$22,636,490	$(14,023,737)	$8,612,753	$(8,612,753)	$-	$-
Swaptions	12,062	-	12,062	-	-	12,062
Total	$22,648,552	$(14,023,737)	$8,624,815	$(8,612,753)	$-	$12,062

	December 31, 2012
				Gross amounts not offset
				in the Balance Sheet (1)
			Net amounts
	Gross amounts	Gross amounts	of liabilities		Cash collateral
	of recognized	offset in the	presented in the	Financial	(Received)/	Net
Description	liabilities	Balance Sheet	Balance Sheet	instruments	Pledged	amount
Repurchase agreements	$(63,423,000)	$-	$(63,423,000)	$63,423,000	$-	$-
Linked transactions(2)	(14,023,737)	14,023,737	-	-	-	-
Interest rate swaps	(283,754)	-	(283,754)	-	283,754	-
Total	$(77,730,491)	$14,023,737	$(63,706,754)	$63,423,000	$283,754	$-

(1) Amounts presented are limited in total to the net amount of assets or liabilities presented in the condensed consolidated balance sheets by instrument. Excess cash collateral or financial assets that are pledged to counterparties may exceed the financial liabilities subject to Master Arrangements or similar agreements, or counterparties may have pledged excess cash collateral to the Company that exceed the corresponding financial assets. These excess amounts are excluded from the tables above.

(2) RMBS securities within a linked transaction serve as collateral for the linked transaction. See Note 3 “Non-Hedging Activity – Linked Transactions” for information on linked transaction arrangements.

Schedule Of Derivative Non-Agency Rmbs and Repurchase Financings Underlying [Table Text Block]
        The following tables present certain information concerning the Non-Agency RMBS and repurchase financings underlying the Company's Linked Transactions as of December 31, 2012:

Linked Non-Agency RMBS

December 31, 2012
Face Value	$38,320,365
Unamortized premium	—
Unamortized discount
Designated credit reserve	(12,929,231)
Net, unamortized	(6,721,749)
Amortized Cost	18,669,385
Gross unrealized gains	3,950,157
Fair Value	$22,619,542

The following tables present certain information concerning the Non-Agency RMBS and repurchase financings underlying the Company’s Linked Transactions as of September 30, 2013 and December 31, 2012:

Linked Non-Agency RMBS

	September 30, 2013	December 31, 2012
Face Value	$106,674,886	$38,320,365
Unamortized premium	-	-
Unamortized discount
Designated credit reserve	(16,904,123)	(12,929,231)
Net, unamortized	(26,009,442)	(6,721,749)
Amortized Cost	63,761,321	18,669,385
Gross unrealized gains	2,042,807	3,950,157
Fair Value	$65,804,128	$22,619,542

Schedule Of Unamortized Net Discount And Designated Credit Reserves On Non Agency Rmbs Underlying Linked Transactions [Table Text Block]
        The following table presents the changes for the period May 16, 2012 (commencement of operations) to December 31, 2012 of the unamortized net discount and designated credit reserves on Non-Agency RMBS underlying Linked Transactions:

	December 31, 2012
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(13,934,657)	$(7,592,017)	$(21,526,674)
Accretion of net discount	—	870,268	870,268
Realized credit losses	1,005,426	—	1,005,426
Ending balance at December 31, 2012	$(12,929,231)	$(6,721,749)	$(19,650,980)

The following tables present the changes for the nine months ended September 30, 2013 and for the period May 16, 2012 (commencement of operations) to December 31, 2012 of the unamortized net discount and designated credit reserves on Non-Agency RMBS underlying Linked Transactions:

	September 30, 2013
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(24,122,429)	$(28,179,701)	$(52,302,130)
Accretion of net discount	-	2,170,259	2,170,259
Realized credit losses	7,218,306	-	7,218,306
Ending balance at September 30, 2013	$(16,904,123)	$(26,009,442)	$(42,913,565)

	December 31, 2012
	Designated	Unamortized
	credit reserve	net discount	Total
Acquisitions	$(13,934,657)	$(7,592,017)	$(21,526,674)
Accretion of net discount	-	870,268	870,268
Realized credit losses	1,005,426	-	1,005,426
Ending balance at December 31, 2012	$(12,929,231)	$(6,721,749)	$(19,650,980)

Schedule Of Linked Repurchase Agreement Counterparties With Whom Repurchase Agreements Exceed 10 Percent Of Stockholders Equity [Table Text Block]
Linked Repurchase Agreements

	December 31, 2012
	Amount	Percent of total	Weighted average	Company RMBS
Repurchase Agreement Counterparties	Outstanding	amount outstanding	days to maturity	held as collateral
Citigroup Global Markets, Inc.	$9,277,000	66.32%	41	$13,714,701
Mizuho Securities USA Inc.	4,712,000	33.68%	12	8,904,841
Total	$13,989,000	100.00%	31	$22,619,542

Linked Repurchase Agreements

	September 30, 2013
	Amount	Percent of total	Weighted average	Company RMBS
Repurchase Agreement Counterparties	Outstanding	amount outstanding	days to maturity	held as collateral
Citigroup Global Markets, Inc.	$18,322,000	43.06%	37	$26,391,996
North America	16,085,000	37.80%	21	25,384,276
Asia (1)	3,691,000	8.68%	9	6,714,351
Europe	3,284,000	7.72%	11	5,670,285
Nomura Securities International, Inc.	1,166,000	2.74%	9	1,643,221
Total	$42,548,000	100.00%	26	$65,804,129

(1)  Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.

	December 31, 2012
	Amount	Percent of total	Weighted average	Company RMBS
Repurchase Agreement Counterparties	Outstanding	amount outstanding	days to maturity	held as collateral
North America	$9,277,000	66.32%	41	$13,714,701
Asia (1)	4,712,000	33.68%	12	8,904,841
Total	$13,989,000	100.00%	31	$22,619,542

(1)  Counterparties domiciled in Europe and Asia, or their U.S. subsidiaries.

Schedule of Price Risk Derivatives [Table Text Block]
        The following table summarizes the underlying hedged risks and the amount of gains and losses on derivative instruments reported net in the statement of operations as realized loss on swap and swaption agreements and unrealized loss on interest rate swap and swaption agreements for the period May 16, 2012 (commencement of operations) to December 31, 2012:

	Period May 16, 2012 (commencement of operations) to
	December 31, 2012
	Amount of realized	Amount of unrealized
Primary underlying risk	gain (loss)	appreciation (depreciation)	Total
Interest rate:
Interest rate swaps	$(38,218)	$(283,754)	$(321,972)
Swaptions	(37,333)	(14,605)	(51,938)
Total	$(75,551)	$(298,359)	$(373,910)

The following table summarizes the underlying hedged risks and the amount of gains and losses on derivative instruments reported net in the condensed consolidated statement of operations as realized gain (loss) on derivative contracts, net and unrealized loss on derivative contracts, net for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended September 30, 2013
	Amount of realized	Amount of unrealized
Primary underlying risk	gain (loss)	appreciation (depreciation)	Total

Interest rate:
Interest rate swaps	$8,874,459	$(10,401,243)	$(1,526,784)
Swaptions	(84,000)	6,927	(77,073)
Futures	(84,375)	120,313	35,938
TBAs	(304,688)	-	(304,688)
Total	$8,401,396	$(10,274,003)	$(1,872,607)

	Three Months Ended September 30, 2012
	Amount of realized	Amount of unrealized
Primary underlying risk	gain (loss)	appreciation (depreciation)	Total

Interest rate:
Interest rate swaps	$-	$(55,175)	$(55,175)
Swaptions	(16,000)	(9,674)	(25,674)
Total	$(16,000)	$(64,849)	$(80,849)

	Nine Months Ended September 30, 2013
	Amount of realized	Amount of unrealized
Primary underlying risk	gain (loss)	appreciation (depreciation)	Total

Interest rate:
Interest rate swaps	$20,050,632	$(4,346,488)	$15,704,144
Swaptions	(194,667)	1,052,099	857,432
Futures	(84,375)	120,313	35,938
TBAs	(304,688)	-	(304,688)
Total	$19,466,902	$(3,174,076)	$16,292,826

	Period May 16, 2012 to September 30, 2012
	Amount of realized	Amount of unrealized
Primary underlying risk	gain (loss)	appreciation (depreciation)	Total

Interest rate:
Interest rate swaps	$-	$(281,431)	$(281,431)
Swaptions	(21,333)	(17,528)	(38,861)
Total	$(21,333)	$(298,959)	$(320,292)

Schedule Of Unrealized Gain and Net Interest Income From Derivatives [Table Text Block]
        The following table presents certain information about the components of the unrealized net gains and net interest income from Linked Transactions included in the Company's statement of operations for the period May 16, 2012 (commencement of operations) to December 31, 2012:

Period May 16,
2012 (commencement
of operations)
to December 31, 2012
Interest income attributable to RMBS underlying Linked Transactions	$1,020,437
Interest expense attributable to repurchase agreement borrowings underlying Linked Transactions	(147,867)
Change in fair value of Linked Transactions included in earnings	3,950,157
Unrealized gain and net interest income from Linked Transactions	$4,822,727

The following table presents certain information about the components of the unrealized net gain (loss) and net interest income from Linked Transactions included in the Company’s condensed consolidated statement of operations for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended	Three Months Ended
	September 30, 2013	September 30, 2012
Interest income attributable to RMBS underlying Linked Transactions	$1,343,494	$497,268
Interest expense attributable to linked repurchase agreement borrowings underlying Linked Transactions	(204,940)	(70,378)
Change in fair value of Linked Transactions included in earnings	(1,293,467)	3,126,257
Unrealized gain (loss) and net interest income from Linked Transactions	$(154,913)	$3,553,147

	Nine Months Ended	Period May 16, 2012 to
	September 30, 2013	September 30, 2012
Interest income attributable to RMBS underlying Linked Transactions	$2,408,250	$552,089
Interest expense attributable to linked repurchase agreement borrowings underlying Linked Transactions	(388,995)	(85,217)
Change in fair value of Linked Transactions included in earnings	(1,907,350)	3,263,738
Unrealized gain (loss) and net interest income from Linked Transactions	$111,905	$3,730,610